Shareholder Report, Line Graph (Details) 197305_Pacer Metaurus US Large Cap Dividend Multiplier 400 ETF_TF_TSR Annual {TF} - USD ($)						12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021	Jul. 12, 2021	Oct. 31, 2025
Pacer Metaurus US Large Cap Dividend Multiplier 400 ETF
Account Value [Line Items]
Line Graph and Table Measure Name						Pacer Metaurus US Large Cap Dividend Multiplier 400 ETF NAV
Accumulated Value	$ 13,333	$ 9,931	$ 9,067	$ 10,484	$ 10,000	$ 15,938
Metaurus US Large Cap Dividend Multiplier Index - Series 400 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Metaurus US Large Cap Dividend Multiplier Index - Series 400
Accumulated Value	13,544	10,057	9,164	10,505	10,000	$ 16,206
S&P 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						S&P 500 Index
Accumulated Value	$ 13,687	$ 9,917	$ 9,004	$ 10,544	$ 10,000	$ 16,623